CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues, net	$ 968,468	$ 917,634
Operating costs and expenses:
Cost of revenues, excluding depreciation and amortization	(396,499)	(394,215)
Selling, general and administrative costs, excluding depreciation and amortization	(369,377)	(343,143)
Share-based compensation expense	(13,715)	(17,663)
Depreciation	(9,422)	(6,997)
Amortization	(227,803)	(221,466)
Transaction expenses	(2,457)	(2,245)
Transition, integration and other	(61,282)	(78,695)
Other operating income (expense), net	6,379	(237)
Total operating expenses	(1,074,176)	(1,064,661)
Loss from operations	(105,708)	(147,027)
Interest expense, net	130,805	138,196
Loss before income tax	(236,513)	(285,223)
Benefit (provision) for income taxes	5,649	(21,293)
Net loss	$ (242,162)	$ (263,930)
Per share:
Basic	$ (147.14)	$ (160.83)
Diluted	$ (147.14)	$ (160.83)
Weighted-average shares outstanding:
Basic	1,645,818	1,641,095
Diluted	1,645,818	1,641,095